INTANGIBLE ASSETS (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) discount_rate	Mar. 31, 2025 USD ($) discount_rate
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 28,532,000
Balance	$ 30,224,000	$ 28,532,000
Useful life of intangible assets	15 years	15 years
Impairment loss	$ 0	$ 0
Discount rate
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets | discount_rate		0.203
Discount rate | Bottom of range
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets | discount_rate	0.146
Discount rate | Top of range
Reconciliation of changes in intangible assets other than goodwill [abstract]
Significant unobservable input, assets | discount_rate	0.158
IPR&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 24,938,000
Balance	25,470,000	$ 24,938,000
Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	2,639,000
Balance	$ 3,831,000	2,639,000
Useful life of intangible assets	17 years
License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 951,000
Balance	923,000	951,000
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	4,000
Balance	$ 0	4,000
Useful life of intangible assets	3 years
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	$ 28,647,000	26,246,000
Additions	1,185,000	1,370,000
Effect of foreign exchange	539,000	1,031,000
Balance	30,371,000	28,647,000
Cost | IPR&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	24,938,000	23,941,000
Additions	0	0
Effect of foreign exchange	532,000	997,000
Balance	25,470,000	24,938,000
Cost | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	2,639,000	1,231,000
Additions	1,185,000	1,370,000
Effect of foreign exchange	7,000	38,000
Balance	3,831,000	2,639,000
Cost | License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	1,019,000	1,019,000
Additions	0	0
Effect of foreign exchange	0	0
Balance	1,019,000	1,019,000
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	51,000	55,000
Additions	0	0
Effect of foreign exchange	0	(4,000)
Balance	51,000	51,000
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(115,000)	(72,000)
Effect of foreign exchange		3,000
Amortization charge	32,000	46,000
Balance	(147,000)	(115,000)
Accumulated Amortization | IPR&D
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	0	0
Effect of foreign exchange		0
Amortization charge	0	0
Balance	0	0
Accumulated Amortization | Patents
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	0	0
Effect of foreign exchange		0
Amortization charge	0	0
Balance	0	0
Accumulated Amortization | License
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(68,000)	(41,000)
Effect of foreign exchange		0
Amortization charge	28,000	27,000
Balance	(96,000)	(68,000)
Accumulated Amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Balance	(47,000)	(31,000)
Effect of foreign exchange		3,000
Amortization charge	4,000	19,000
Balance	$ (51,000)	$ (47,000)